Leases (Details) - Schedule of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Lease Liabilities [Abstract]
Year 1	$ 148
Year 2	148
Year 3	133
Year 4	114
Year 5	118
Onwards	19
Less: unearned interest	(37)
Total	643
Non-current	512
Non Current	131
Total	$ 643